SCHEDULE OF WARRANTS ISSUED, EXERCISED AND EXPIRED (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Equity [Abstract]
Warrants Shares, Beginning Balance		71,698,014	3,882,967	1,905,311
Weighted Avg. Exercise Price Warrant, Beginning Balance		$ 0.8552	$ 11.1125	$ 5.1289
Warrants Shares, Granted			68,565,047	1,977,656
Weighted Avg. Exercise Price Warrant, Issued			$ 0.2924	$ 5.9836
Warrants Shares, Exercised	1,708,152	27,000
Weighted Avg. Exercise Price Warrant, Exercised
Warrants Shares, Forfeited
Weighted Avg. Exercise Price Warrant, Forfeited
Warrants Shares, Expired			(750,000)
Weighted Avg. Exercise Price Warrant, Expired
Warrants Shares, Expired			750,000
Warrants Shares, Ending Balance			71,698,014	3,882,967
Weighted Avg. Exercise Price Warrant, Ending Balance			$ 0.8552	$ 11.1125
Intrinsic value of warrants			$ 2,344,529	$ 33,752,623
Weighted Average Remaining Contractual Life (Years)			6 years 5 months 12 days	6 years 6 months